Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
6.	Derivative Instruments

The fair value of derivative financial instruments contracted by the Company is as follows:

	December 31, 2014	December 31, 2013
Fair value of interest rate swap hedging instruments - current and non current portions	$—	$21,289

The Company had entered into certain derivative interest rate agreements to fix the interest rate on debt drawn or anticipated to be drawn under its secured credit facility. On March 19, 2014 the secured credit facility was fully repaid and was replaced with the 10.0% First Priority Secured Notes due 2019 (the “2019 Notes”), which have a fixed interest rate (see note 9(b)). The $277,000 nominal amount of outstanding interest rate swaps which had hedged the Company’s interest rate risk as at December 31, 2013, were terminated accordingly. The cost of the termination included an element of unsettled payments due under the swap agreements up to March 19, 2014 amounting to $307. This amount is included in the Consolidated Statements of Income as a realised loss on derivative instruments.

As at December 31, 2013, none of the Company’s derivative instruments qualified for hedge accounting and the maximum length of time over which the Company had hedged its interest rate exposure was approximately three years.